Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 1,751	$ 1,351	$ 1,351
Operating expenses
Research and development	(14,635)	(25,582)	(36,888)
General and administrative	(10,230)	(13,008)	(30,703)
Loss from operations	(23,114)	(37,239)	(66,240)
Foreign exchange gain (loss), net	(123)	(429)	231
Interest income	421	195	98
Interest expenses	0	(17)	(87)
Other income, net	974	1,373	1,360
Loss before income tax	(21,842)	(36,117)	(64,638)
Income tax expenses	(106)	(163)	(3,570)
Net loss	(21,948)	(36,280)	(68,208)
Less: Net loss attributable to noncontrolling interests	(922)	(3,001)	(4,029)
Net loss attributable to BeyondSpring Inc.	$ (21,026)	$ (33,279)	$ (64,179)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.54)	$ (0.85)	$ (1.64)
Weighted-average shares outstanding
Basic and diluted (in shares)	38,996,463	39,093,246	39,023,643
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment (loss) gain	$ 725	$ 1,483	$ (296)
Unrealized holding gain (loss)	0	(5)	5
Comprehensive loss	(21,223)	(34,802)	(68,499)
Less: Comprehensive loss attributable to noncontrolling interests	(655)	(2,482)	(4,094)
Comprehensive loss attributable to BeyondSpring Inc.	$ (20,568)	$ (32,320)	$ (64,405)